Subsequent Events (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Feb. 06, 2020	Jan. 29, 2020	Jan. 15, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt principal amount	$ 18,477,600				$ 9,647,700		$ 1,656,200
Belfair Apartments, LLC [Member]
Debt interest rate	100.00%				100.00%	100.00%	0.00%
Subsequent Event [Member] | Construction Loans [Member]
Debt principal amount			$ 7,250,000
Debt interest rate			12.00%
Subsequent Event [Member] | Belfair Apartments, LLC [Member]
Debt principal amount		$ 500,000		$ 1,500,000
Debt interest rate		11.00%		12.00%
Subsequent Event [Member] | Belfair Apartments, LLC [Member] | Lender [Member]
Land		$ 4,200,000		$ 4,200,000